Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 15, 2016	Jun. 30, 2015
Entity Registrant Name	VIVEVE MEDICAL, INC.
Entity Central Index Key	0000879682
Trading Symbol	vivmf
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		59,929,535
Entity Public Float			$ 21,592,523
Document Type	POS AM
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false